Components of Accumulated Other Comprehensive Loss Included in Stockholders' Equity (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Comprehensive Income (Loss) [Line Items]
Net unrealized loss on securities available-for-sale	$ (405)	$ (290)	$ (483)
Net unrealized loss for unfunded status of defined benefit plan liability	(242)	(289)	(205)
Accumulated other comprehensive income (Loss), before taxes, total	(647)	(579)	(688)
Tax effect	136	159	234
Net-of-tax amount	$ (511)	$ (420)	$ (454)